Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Public Utility Property, Plant, and Equipment
The service life ranges and weighted average remaining service life of the Corporation’s distribution, transmission, generation and other assets as at December 31 were as follows.

	2016		2015
(Years)	Service Life Ranges	Weighted Average Remaining Service Life	Service Life Ranges	Weighted Average Remaining Service Life
Distribution
Electric	5-80	32	5-80	30
Gas	7-95	33	4-95	33
Transmission
Electric	20-80	41	20-80	29
Gas	7-80	34	7-80	36
Generation	5-85	26	5-85	27
Other	3-70	14	3-70	8

	2016
(in millions)	Cost	Accumulated Depreciation	Net Book Value
Distribution
Electric	$9,616	$(2,752)	$6,864
Gas	3,956	(1,096)	2,860
Transmission
Electric	12,616	(2,876)	9,740
Gas	1,776	(562)	1,214
Generation	6,884	(2,474)	4,410
Other	3,497	(1,096)	2,401
Assets under construction	1,559	—	1,559
Land	289	—	289
	$40,193	$(10,856)	$29,337
10. UTILITY CAPITAL ASSETS (cont’d)

	2015
(in millions)	Cost	Accumulated Depreciation	Net Book Value
Distribution
Electric	$9,245	$(2,634)	$6,611
Gas	3,829	(1,021)	2,808
Transmission
Electric	3,093	(997)	2,096
Gas	1,735	(531)	1,204
Generation	6,465	(2,241)	4,224
Other	2,429	(849)	1,580
Assets under construction	886	—	886
Land	186	—	186
	$27,868	$(8,273)	$19,595

Intangible Assets
The service life ranges and weighted average remaining service life of finite-life intangible assets as at December 31 were as follows.

	2016		2015
(Years)	Service Life Ranges	Weighted Average Remaining Service Life	Service Life Ranges	Weighted Average Remaining Service Life
Computer software	3-10	4	3-10	4
Land, transmission and water rights	30-80	57	30-80	37
Other	10-104	15	10-104	15

	2016
		Accumulated	Net Book
(in millions)	Cost	Amortization	Value
Computer software	$748	$(447)	$301
Land, transmission and water rights	700	(108)	592
Other	128	(56)	72
Assets under construction	46	—	46
	$1,622	$(611)	$1,011

	2015
		Accumulated	Net Book
(in millions)	Cost	Amortization	Value
Computer software	$685	$(436)	$249
Land, transmission and water rights	328	(76)	252
Other	17	(13)	4
Assets under construction	36	—	36
	$1,066	$(525)	$541